Financial instruments (Details 3) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial instruments [Line Items]
Assets before allowances	$ 488,798	$ 469,598
Allowance for doubtful trade receivables	(21,668)	(20,811)
Assets for trade receivables, net	467,130	448,787
Receivables related to credit operations, current [Member]
Financial instruments [Line Items]
Assets before allowances	445,670	427,400
Allowance for doubtful trade receivables	(16,520)	(15,079)
Assets for trade receivables, net	429,150	412,321
Trade receivables, current [Member]
Financial instruments [Line Items]
Assets before allowances	445,670	427,400
Allowance for doubtful trade receivables	(16,520)	(15,079)
Assets for trade receivables, net	429,150	412,321
Prepayments, current [Member]
Financial instruments [Line Items]
Assets before allowances	16,990	16,877
Allowance for doubtful trade receivables	(843)	(700)
Assets for trade receivables, net	16,147	16,177
Other receivables, current [Member]
Financial instruments [Line Items]
Assets before allowances	23,863	23,409
Allowance for doubtful trade receivables	(4,305)	(5,032)
Assets for trade receivables, net	19,558	18,377
Current trade and other receivables [Member]
Financial instruments [Line Items]
Assets before allowances	40,853	40,286
Allowance for doubtful trade receivables	(5,148)	(5,732)
Assets for trade receivables, net	35,705	34,554
Other receivables, non-current [Member]
Financial instruments [Line Items]
Assets before allowances	2,275	1,912
Allowance for doubtful trade receivables	0	0
Assets for trade receivables, net	2,275	1,912
Non-current receivables [Member]
Financial instruments [Line Items]
Assets before allowances	2,275	1,912
Allowance for doubtful trade receivables	0	0
Assets for trade receivables, net	$ 2,275	$ 1,912